7. OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2012
Oil And Gas Properties Tables
Oil and gas interests

The following tables summarize the Company’s oil and gas activities by classification for the year ended December 31, 2012 and the period from February 9, 2011 (Inception) through December 31, 2011:

	January 1, 2012	Additions	Disposals	Transfers	December 31, 2012
Unproved properties	1,724,234	78,427	-	(697,016)	895,832
Proved properties	-	5,532,506	(3,750,000)	697,016	2,479,522
Asset retirement costs	-	16,552	-	-	16,552
Accumulated depreciation depletion and impairment	-	(270,676)	15,014	-	(255,662)
Total oil and gas assets	1,724,234	5,340,264	(3,734,986)	-	3,346,071

	February 9, 2011	Additions	Disposals	Transfers	December 31, 2011
Unproved properties	-	4,914,624	(3,190,390)	-	1,724,234
Proved properties	-	-	-	-	-
Asset retirement costs	-	-	-	-	-
Accumulated depreciation, depletion and impairment	-	-	-	-	-
Total oil and gas assets	-	4,914,624	(3,190,390	-	1,724,234

Purchase price components
Purchase Consideration	Amount
Cash paid at closing	$2,827,387
Amount payable in cash or Series A Preferred Stock on November 13, 2012	1,000,000	(1)
Carried interest obligation	699,372	(2)
Common stock issued for services	28,560	(3)
Series A Preferred Stock issuable	172,500	(4)
Other acquisition costs	186,805
Ending balance	$4,914,624